OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	€ 1,031	€ 1,538	€ 2,468	€ 3,074
P&ARP
Disclosure of operating segments [line items]
Revenue	564	819	1,313	1,645
A&T
Disclosure of operating segments [line items]
Revenue	247	372	596	739
AS&I
Disclosure of operating segments [line items]
Revenue	220	347	559	690
Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Segment revenue
Disclosure of operating segments [line items]
Revenue	1,037	1,551	2,490	3,101
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	565	821	1,317	1,649
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	250	383	609	761
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	222	347	564	691
Segment revenue | Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(6)	(13)	(22)	(27)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(1)	(2)	(4)	(4)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(3)	(11)	(13)	(22)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	(2)	0	(5)	(1)
Inter-segment elimination | Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0	€ 0